Share Capital (Details) - USD ($)	1 Months Ended
	Sep. 30, 2026	Nov. 30, 2025	Dec. 31, 2025	Jun. 05, 2025	Dec. 31, 2024
Share Capital [Line Items]
Issued share capital
Issued for debt (in Dollars)			$ 3,500,000
Installment amount (in Dollars)		$ 300,000
Trade payables (in Dollars)			$ 100,000		$ 200,000
Forecast [Member]
Share Capital [Line Items]
Amount of final instalment (in Dollars)	$ 200,000
Bottom of range [member]
Share Capital [Line Items]
Par value per share (in Dollars per share)			$ 4
Top of range [member]
Share Capital [Line Items]
Par value per share (in Dollars per share)			$ 8
Issued share capital				48,868,960
Ordinary shares [member]
Share Capital [Line Items]
Authorized share capital			500,000,000
Par value per share (in Dollars per share)				$ 0.0001
Issued share capital			54,084,183	53,676,429
Outstanding share capital			54,084,183
Trade payables (in Dollars)	$ 2,900,000
Increase in share premium (in Dollars)			$ 599,959
Ordinary shares [member] | Bottom of range [member]
Share Capital [Line Items]
Par value per share (in Dollars per share)			$ 0.0001
Issued share capital				4,807,469
Ordinary shares [member] | Top of range [member]
Share Capital [Line Items]
Par value per share (in Dollars per share)			$ 41
Ordinary shares [member] | Other related parties [member]
Share Capital [Line Items]
Issued share capital			406,754